Equity (Details 2) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Number of Shares, Outstanding (in shares)	19,674,102	22,065,402	22,065,402	11,203,800
Number of Shares, Granted (in shares)	7,060,000	1,200,000	3,320,000	13,659,102
Number of Shares, Canceled (in shares)	(800,000)	(4,088,800)	(5,711,300)	(2,797,500)
Number of Shares, Outstanding (in shares)	25,934,102	19,176,602	19,674,102	22,065,402
Number of shares, Exercisable (in shares)	13,733,112	9,864,590	9,393,283	9,746,061
Weighted average excrcise price per share, Outstanding (in dollars per share)	$ 0.38	$ 0.57	$ 0.57	$ 1.18
Weighted average excrcise price per share, Granted (in dollars per share)	$ 0.16	$ 0.30	$ 0.27	$ 0.3
Weighted average excrcise price per share, Canceled (in dollars per share)	$ 0.30	$ 1.38	$ 0.99	$ 1.92
Weighted average excrcise price per share, Outstanding (in dollars per share)	$ 0.32	$ 0.47	$ 0.38	$ 0.57
Weighted average excrcise price per share, Exercisable (in dollars per share)	$ 0.41	$ 0.62	$ 0.47	$ 0.91